CONCENTRATION AND RISK (Details 1)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]		33.00%
Customer B [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]		17.00%
Customer C [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]		14.00%
Customer D [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]		11.00%
Customer E [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]			46.00%
Customer F [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]			54.00%
Customer G [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]	99.00%

[1]	Less than 10%.